Label	Element	Value
Oakmark International Small Cap
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000872323_SupplementTextBlock

HARRIS ASSOCIATES INVESTMENT TRUST

Supplement dated April 17, 2013 to the Prospectus of

the Oakmark Funds dated January 28, 2013

Effective June 17, 2013, the first paragraph on page 40 of the prospectus under the section entitled “OAKMARK INTERNATIONAL SMALL CAP FUND—PRINCIPAL INVESTMENT STRATEGY” is deleted and replaced with the following:

Risk/Return [Heading]	rr_RiskReturnHeading	Oakmark International Small Cap
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

“The Fund invests primarily in a diversified portfolio of common stocks of non-U.S. companies. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the stocks of “small cap companies.” A small cap company is one whose market capitalization is no greater than the largest market capitalization of any company included in the S&P EPAC (Europe Pacific Asia Composite) Small Cap Index ($8.7 billion as of December 31, 2012).”